Deferred Tax - Reconciliation of Movements of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	$ 1,110
Ending balance	991	$ 1,110
Beginning balance	1,710
Ending Balance	1,801	1,710
Net deferred tax assets	810	600
Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	1,110	1,248
Acquisitions	7	79
Impact of IFRS 16 adoption		48
Benefit to other comprehensive income	36	(9)
Ending balance	991	1,110
Disposals of businesses		(14)
Translation and other, net	1	14
Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Impact of IFRS 16 adoption		45
Benefit to other comprehensive income	(17)	12
Benefit to equity	3	8
Beginning balance	1,710	499
Disposals of businesses		(1)
Translation and other, net	33	15
Ending Balance	1,801	1,710
Continuing Operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	(163)	(250)
Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	68	1,145
Discontinued operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement		(6)
Discontinued operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	4	(13)
Goodwill and Other Identifiable Intangible Assets [Member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	578	528
Acquisitions	5	63
Benefit to other comprehensive income	0
Ending balance	546	578
Disposals of businesses		(2)
Translation and other, net	(4)
Goodwill and Other Identifiable Intangible Assets [Member] | Continuing Operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	(33)	(11)
Computer Software, Property and Equipment [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	38	18
Acquisitions	2	16
Impact of IFRS 16 adoption		38
Benefit to other comprehensive income	0
Ending balance	23	38
Disposals of businesses		(12)
Translation and other, net	2	1
Computer Software, Property and Equipment [member] | Continuing Operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	(19)	(19)
Computer Software, Property and Equipment [member] | Discontinued operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement		(4)
Equity Method Investments [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	294	463
Acquisitions	0
Benefit to other comprehensive income	36	(9)
Ending balance	172	294
Translation and other, net	1
Equity Method Investments [member] | Continuing Operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	(159)	(158)
Equity Method Investments [member] | Discontinued operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement		(2)
Other [Member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	200	239
Acquisitions	0
Impact of IFRS 16 adoption		10
Benefit to other comprehensive income	0
Ending balance	250	200
Translation and other, net	2	13
Other [Member] | Continuing Operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	48	(62)
Tax losses [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit to equity	0
Beginning balance	91	73
Translation and other, net	11	18
Ending Balance	131	91
Tax losses [member] | Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	29	7
Tax losses [member] | Discontinued operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	0	(7)
Goodwill and Other Identifiable Intangible Assets [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit to other comprehensive income	0
Benefit to equity	0
Beginning balance	1,168	11
Translation and other, net	1	(1)
Ending Balance	1,110	1,168
Goodwill and Other Identifiable Intangible Assets [member] | Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	(59)	1,158
Goodwill and Other Identifiable Intangible Assets [member] | Discontinued operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	0
Employee Benefits and Compensation [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit to equity	(3)	(8)
Employee Benefits and Compensation [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit to other comprehensive income	(17)	12
Benefit to equity	3	8
Beginning balance	253	238
Translation and other, net	(1)
Ending Balance	214	253
Employee Benefits and Compensation [member] | Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	(24)	(5)
Employee Benefits and Compensation [member] | Discontinued operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	0
Other [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Impact of IFRS 16 adoption		45
Benefit to other comprehensive income	0
Benefit to equity	0
Beginning balance	198	177
Disposals of businesses		(1)
Translation and other, net	22	(2)
Ending Balance	346	198
Other [member] | Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	122	(15)
Other [member] | Discontinued operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	$ 4	$ (6)